Mining and Income Taxation - Summary of Estimated Available for Set-off Against Future Income Pre Tax (Detail) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2024 USD ($)	Oct. 25, 2024 USD ($)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2023 USD ($)
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Period that tax losses may be utilized	5 years
Damang | Deferred tax assets recognized
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	$ 27.6	$ 28.1
South African taxation
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure			R 15,210.8	$ 807.4		R 17,942.4	$ 980.5
Gross tax losses			1,258.9	66.8		1,289.7	70.5
Gross tax losses not recognised			54.0	2.9		53.2	2.9
International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				507.3			568.7
Gross tax losses				998.1			439.6
Gross tax losses not recognised				631.4			308.8
International operations | Osisko Mining Incorporated
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure					$ 212.2
Gold Fields Operations Limited | South African taxation
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure			6,230.7	330.7		7,688.5	420.1
Gross tax losses			626.8	33.3		619.6	33.9
Gross tax losses not recognised			0.0	0.0		0.0	0.0
GFI Joint Venture Holdings (Pty) Limited | South African taxation
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure			8,980.1	476.7		10,253.9	560.3
Gross tax losses			578.1	30.7		616.9	33.7
Gross tax losses not recognised			0.0	0.0		0.0	0.0
Gold Fields Holdings Company Limited | South African taxation
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure			0.0	0.0		0.0	0.0
Gross tax losses			54.0	2.9		53.2	2.9
Gross tax losses not recognised			R 54.0	2.9		R 53.2	2.9
Exploration entities
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	186.6	224.4
Exploration entities | Expiring between 1 and 2 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	1.1	2.2
Exploration entities | Expiring between 2 and 5 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	0.9	4.0
Exploration entities | Expiring between 5 and 10 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	0.0	1.1
Exploration entities | Expiring after 10 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	158.0	168.2
Exploration entities | No expiry
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	26.6	48.9
Exploration entities | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				0.0			0.0
Gross tax losses				186.6			224.4
Gross tax losses not recognised				186.6			224.4
Minera Gold Fields Salares Norte | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				507.3			568.7
Gross tax losses				366.7			130.8
Gross tax losses not recognised				0.0			0.0
Windfall Mining Group Inc. | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				0.0			0.0
Gross tax losses				390.5			25.9
Gross tax losses not recognised				390.5			25.9
Windfall Mining Group Inc. | International operations | Expiring between 2 and 5 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross tax losses				5.0			0.0
Windfall Mining Group Inc. | International operations | Expiring between 5 and 10 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross tax losses				29.4			0.0
Windfall Mining Group Inc. | International operations | Expiring after 10 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross tax losses				284.2			25.9
Windfall Mining Group Inc. | International operations | No expiry
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross tax losses				71.9			0.0
Abosso Goldfields Limited | Expiring between 1 and 2 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses expiration value	32.6	48.1
Abosso Goldfields Limited | Expiring between 2 and 5 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses expiration value	$ 21.7	$ 10.4
Abosso Goldfields Limited | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				0.0			0.0
Gross tax losses				27.6			28.1
Gross tax losses not recognised				27.6			28.1
Gold Fields Ghana Limited | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				0.0			0.0
Gross tax losses				26.7			30.4
Gross tax losses not recognised				$ 26.7			$ 30.4